Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 24, 2012
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000822632
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 25, 2012
Prospectus Date	rr_ProspectusDate	Apr. 25, 2012
Class N | William Blair Commodity Strategy Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR COMMODITY STRATEGY LONG/SHORT FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term risk-adjusted total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not available.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
The Fund currently intends to seek commodities exposure through a total return swap that will subject the Fund to additional costs not reflected in the Annual Fund Operating Expenses table. These costs, which are described in more detail on p. 3 of the prospectus, will affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until April 25, 2012.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment strategies seek to provide broad exposure to commodities, provide attractive risk-adjusted returns with low correlations to traditional asset classes, maintain the inflation protection of commodities investing and profit in both up and down commodity markets. The Fund invests primarily in derivative instruments (instruments whose values are based on, for example, indices, currencies or securities) and other investments that provide exposure to the commodity trading strategies of independent commodity trading advisors (“CTAs”) selected by William Blair & Company, L.L.C. (the “Advisor”), and fixed-income securities.

Commodity Investments. The Fund invests in commodities through derivative instruments that provide exposure to commodity trading strategies of CTAs selected by the Advisor and/or by investing in limited liability companies, limited partnerships, corporations and other pooled investment vehicles (collectively, “Underlying Vehicles”) managed by such CTAs. Commodities to which the Fund may have exposure include, but are not limited to, grains, meats, energies, metals, and softs (e.g., cotton, sugar or coffee). To a limited extent, the Fund may also invest in commodity-linked derivatives, such as futures, based on specific commodities or commodities indices and not tied to commodity trading strategies of CTAs. The derivative instruments in which the Fund invests, either directly or indirectly through investments in Underlying Vehicles, will be used as a substitute for direct investments in commodities.

CTAs to whom the Fund will have exposure will generally fall within one of the following three broad categories of managers:

Systematic: The CTA seeks to exploit trending behavior of futures markets over various time frames by utilizing quantitative systems.

Fundamental: The CTA conducts deep research into fundamental supply and demand factors that drive futures markets and uses specialized models, data sources and other tools to construct expectations of fundamental value.

Sector Specialist: The CTA employs specialized knowledge, research and analysis systems to seek value from niche markets.

Within these three broad categories of managers, the CTAs may employ the following strategies: trend following, trend anticipation, reversion, breakout, pattern recognition, high-frequency trading, commodities trading, and fundamentally-based trading. The CTAs will execute their commodity trading strategies primarily by taking long and short positions in commodity futures or options on commodity futures. The CTAs may also use other types of derivatives including financial futures, options, forwards and swap contracts.

While there is no limit on the number of CTAs that the Fund may seek exposure to, under normal market conditions, the Advisor anticipates that the Fund will have exposure to between 6 and 15 CTAs. In selecting the CTAs, the Advisor considers a number of factors, including, but not limited to:

  Validity of strategy
  Historical performance
  Quality of investment process
  Organizational depth and stability
  Depth of professional resources
  Asset capacity
  Risk profile
  Vehicle quality
  Risk management

The Advisor monitors the CTAs on an ongoing basis and may adjust the Fund’s exposures from time to time. The Advisor seeks CTAs with well defined strategies that are expected to exhibit low correlation to traditional market indices. The Advisor also seeks CTAs that display deep knowledge of and experience with the markets in which they operate and an understanding of the risks associated with investing in those markets. The Advisor monitors the gross market exposures of each CTA in order to manage the Fund’s diversification in the commodities markets.

The Fund’s commodity investments include derivative instruments that provide exposure to CTAs selected by the Advisor and/or Underlying Vehicles managed by such CTAs. The Advisor currently intends to seek exposure to CTAs through a total return swap (the “Swap”), a type of derivative instrument, based on a customized index (the “Index”) designed to replicate the aggregate returns of the trading strategies of CTAs selected by the Advisor. The Advisor may add or remove CTAs from the Index or increase or decrease the weighting given to a CTA’s returns in the Index. The Swap will be based on a notional amount agreed to by the Advisor and the counterparty, which may be adjusted from time to time. The Fund will request cash from the counterparty on a periodic basis representing the increase in the swap value and the Fund will pay cash to the counterparty or post collateral in an amount representing the decrease in the swap value during the five-year term of the Swap. Interim cash payments made by the counterparty to the Fund will be subject to a fee. The Index is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as fixed and performance fees of the CTAs. Because the Index is designed to replicate the returns of CTAs selected by the Advisor, the performance of the Fund will depend on the ability of the CTAs to generate returns in excess of the costs of the Index. As of the date of this Prospectus, the costs of the Index include the fees of the counterparty and the fixed fees of the CTAs together aggregating no more than 1.80% of the notional amount of the Swap and may include a deduction for the performance fees of the individual CTAs in an amount not to exceed 20%. The deduction for performance fees in the Index will be based on the performance results of each individual CTA’s trading strategy represented in the Index. Accordingly, a performance fee for one or more CTA trading strategies represented in the Index may be deducted in calculating the Index even if the aggregate returns of the trading strategies of the CTAs are negative. The Fund may terminate the Swap on one days’ notice to the counterparty and the counterparty may terminate the Swap in certain instances.

The Fund is currently anticipated to have significant exposure to the commodities markets through the Swap. In addition to the Swap, the use of derivatives in Underlying Vehicles by the CTAs and any other commodity-linked derivative instruments invested in by the Fund, will also increase the Fund’s exposure to the commodities markets. The Advisor will typically manage the Fund to be fully exposed to the commodities markets, and, as a result, the Fund’s investment performance could be significantly impacted by movements in the commodities markets.

The Fund’s investments in the Swap, any Underlying Vehicles and other commodity-linked derivative instruments are made through William Blair CLS Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Underlying Vehicles through which the Subsidiary may invest may include one or more Underlying Vehicles that are wholly-owned subsidiaries of the Subsidiary. The Subsidiary may also hold fixed income securities, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. In accordance with federal income tax laws applicable to regulated investment companies, the Fund may only invest up to 25% of the value of its total assets in the Subsidiary. However, the Subsidiary’s investments in the Swap, Underlying Vehicles, which use derivatives, and investments in commodity-linked derivatives will provide the Fund with leveraged exposure to the commodities markets in an amount greater than 25% of the value of its total assets. The Advisor, as part of its overall advisory services to the Fund, manages the investment and reinvestment of the assets of the Subsidiary and administers the affairs of the Subsidiary. The Advisor receives no additional compensation for providing management and administrative services to the Subsidiary. In managing the assets of the Subsidiary, the Advisor applies the Fund’s investment policies and restrictions and the Fund’s compliance policies and procedures generally as if such assets were held directly by the Fund.

Fixed Income Investments. Assets not allocated to the Fund’s commodity investments will be invested in fixed income securities. The Fund’s fixed income securities will be U.S. dollar denominated and may include: (1) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) corporate debt securities issued by domestic or foreign companies; (3) mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities; and (4) money market instruments, including, but not limited to, those issued by domestic companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. The Fund may invest in money market mutual funds to the extent permitted by the Investment Company Act of 1940 and the rules and regulations thereunder.

The Fund generally will purchase investment grade fixed income securities rated in one of the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. However, the Fund may also purchase below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB.

In choosing fixed income securities for the Fund, the Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration. However, the Fund does not have limits on duration, and the Fund’s duration will change over time. Duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under an instrument are to be paid, rather than the instrument’s stated final maturity. When applied to the Fund, for example, a portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal risks of investing in the Fund. The Fund may be subject to the following risks directly through investment in individual securities or indirectly through various instruments, including derivative instruments or Underlying Vehicles.

The Fund involves a high level of risk and may not be appropriate for everyone. You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The Fund is not a complete investment program and you should only consider the Fund for the alternative portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Aggressive Investment Technique Risk. The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to investments in the Swap and Underlying Vehicles and the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may also include taking short positions or using other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage. These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

Market Risk. The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting commodities markets generally or particular segments of the commodities markets. The Advisor may favor commodity markets or asset classes that perform poorly relative to other commodity markets and asset classes. To the extent that the Subsidiary’s assets are invested in commodity markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Commodity Risk. Investing in the commodities markets and investing in commodity-linked derivative instruments, such as futures and swaps, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply related events in such countries could have a significant impact on the value of such commodities.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the commodity, security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of over-the-counter (“OTC”) derivatives subjects the Fund to credit risk of the counterparty. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money. As described in the Principal Investment Strategies section, the Fund will invest through the Subsidiary in the Swap. The Fund’s returns will be reduced or its losses will be increased by the costs associated with the Swap, which are the fees deducted by the counterparty in the calculation of the Index. The costs associated with the Swap are separate from the Fund’s operating expenses shown in the Annual Fund Operating Expenses table. In addition, there is the risk that the Swap may be terminated by the Fund or the counterparty in accordance with its terms or as a result of regulatory changes as described in Regulatory Risk below. If the Swap were to terminate, the Fund may be unable to implement its investment strategies with respect to commodities investments and the Fund may not be able to seek to achieve its investment objective.

Counterparty and Contractual Default Risk. The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund’s investing activities.

Subsidiary Risk. The Subsidiary is not registered under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) and is not subject to all the investor protections of the 1940 Act. By investing in the Subsidiary, the Fund is exposed to the risks associated with the Subsidiary’s investments. In addition, the Fund has agreed to guarantee the obligations of the Subsidiary to the Swap counterparty. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and could adversely affect the Fund.

Tax Risk. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income (“qualifying income”). The Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives, since income from commodity-linked derivatives may not constitute qualifying income to the Fund. Receipt of such income could cause the Fund to fail to qualify as a regulated investment company and be subject to U.S. federal income tax on its taxable income at corporate rates. The Fund has applied for a private letter ruling from the Internal Revenue Service (the “IRS”) confirming that income derived from the Fund’s investment in the Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Fund. The Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Subsidiary. If the IRS does not grant the private letter ruling request, there is a risk that the IRS could assert that income derived from the Fund’s investment in the Subsidiary does not constitute qualifying income to the Fund. Should the IRS take action that adversely affects the tax treatment of income derived from the Fund’s investment in the Subsidiary, the Fund could be limited in its ability to implement its current investment strategies and the Fund may need to significantly change its investment strategies, which could adversely affect the Fund. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-linked derivatives and income from the Subsidiary also may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Regulatory Risk. Future regulatory developments could impact the Fund’s ability to invest in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategies, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. There is a likelihood of future regulatory developments altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategies. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions (for example, the so-called “Volcker Rule” prescribed by the Dodd-Frank Act) could also prevent the Fund from using certain instruments, including the Swap.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, sets forth a new legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may invest. The Dodd-Frank Act grants significant new authority to the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”) to regulate OTC derivatives and market participants. The implementation of the provisions of the Dodd-Frank Act by the SEC and the CFTC could adversely affect the Fund’s ability to pursue its investment strategies.

Because it is a series of a registered investment company, the Fund is presently exempt from regulation as a “commodity pool operator” under CFTC Rule 4.5. However, the CFTC recently adopted amendments to CFTC Rule 4.5, which, when effective, will likely subject the Fund to regulation by the CFTC, and the Fund will likely be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements will likely increase Fund expenses. Certain of the rules that would apply to the Fund if it becomes subject to CFTC regulation have not yet been adopted, and it is unclear what the effect of those rules would be on the Fund if they are adopted.

Underlying Vehicle Risk. Each Underlying Vehicle is subject to specific risks, depending on the strategy and investment techniques employed by the CTA. These risks, as described herein, include Market Risk, Commodity Risk, Derivatives Risk and Aggressive Investment Technique Risk and may also include Swap Risk, Short Position Risk, Currency Risk, Foreign Investment and Emerging Markets Risk and Liquidity Risk. By investing in the Fund, shareholders of the Fund will indirectly bear the fees and expenses of any Underlying Vehicles, including fees paid to the CTAs, in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Vehicles and may be higher than other mutual funds that invest directly in the types of derivatives held by the Underlying Vehicles. CTAs will charge fees for the services they provide to the Underlying Vehicles. These fees may be fixed and/or performance-based. Fees charged by the CTAs typically are based on the leveraged account size and not the actual cash invested in the Underlying Vehicle. Fixed fees may range from 1% to 3%. Performance-based fees may range from 15% to 30% of each Underlying Vehicle’s returns and are computed for each Underlying Vehicle without regard to the performance of the Fund or other Underlying Vehicles. Accordingly, the Fund may pay a performance fee to a CTA with positive investment performance, even if the Fund’s overall returns are negative.

New Fund Risk. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversified Risk. The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings may have a significant impact on the overall performance of the Fund.

Currency Risk. The value of the Fund’s portfolio may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Short Position Risk. The Fund will incur a loss as a result of a short position in a financial instrument if the price of the financial instrument increases in value between the date the short position is established and the date on which the Fund enters into an offsetting transaction. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Foreign Investment Risk. The risks of foreign investments may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding taxes, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies.

Emerging Markets Risk. Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations.

Geographic Risk. To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Liquidity Risk. Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Credit Risk. The value of the Fund’s fixed income securities is subject to the ability of the issuers of such securities to make interest payments or payment at maturity. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Mortgage-Backed/Asset-Backed Securities Risk. The value of the Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets.

Income Risk. Income risk is the risk that the income received by the Fund may decrease as a result of a decline in interest rates.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Greater transaction costs and higher expenses as a result of portfolio turnover may negatively impact the Fund’s performance.

Private Placement Risk. Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversified Risk. The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings may have a significant impact on the overall performance of the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table showing the Fund’s annual returns and average annual total returns are not included because the Fund does not have annual returns for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund’s annual returns and average annual total returns are not included because the Fund does not have annual returns for a full calendar year.
Class N | William Blair Commodity Strategy Long/Short Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.40%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes a shareholder administration fee)	rr_OtherExpensesOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	198
3 Years	rr_ExpenseExampleYear03	643
Class I | William Blair Commodity Strategy Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR COMMODITY STRATEGY LONG/SHORT FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term risk-adjusted total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not available.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
The Fund currently intends to seek commodities exposure through a total return swap that will subject the Fund to additional costs not reflected in the Annual Fund Operating Expenses table. These costs, which are described in more detail on p. 3 of the prospectus, will affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until April 25, 2012.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment strategies seek to provide broad exposure to commodities, provide attractive risk-adjusted returns with low correlations to traditional asset classes, maintain the inflation protection of commodities investing and profit in both up and down commodity markets. The Fund invests primarily in derivative instruments (instruments whose values are based on, for example, indices, currencies or securities) and other investments that provide exposure to the commodity trading strategies of independent commodity trading advisors (“CTAs”) selected by William Blair & Company, L.L.C. (the “Advisor”), and fixed-income securities.

Commodity Investments. The Fund invests in commodities through derivative instruments that provide exposure to commodity trading strategies of CTAs selected by the Advisor and/or by investing in limited liability companies, limited partnerships, corporations and other pooled investment vehicles (collectively, “Underlying Vehicles”) managed by such CTAs. Commodities to which the Fund may have exposure include, but are not limited to, grains, meats, energies, metals, and softs (e.g., cotton, sugar or coffee). To a limited extent, the Fund may also invest in commodity-linked derivatives, such as futures, based on specific commodities or commodities indices and not tied to commodity trading strategies of CTAs. The derivative instruments in which the Fund invests, either directly or indirectly through investments in Underlying Vehicles, will be used as a substitute for direct investments in commodities.

CTAs to whom the Fund will have exposure will generally fall within one of the following three broad categories of managers:

Systematic: The CTA seeks to exploit trending behavior of futures markets over various time frames by utilizing quantitative systems.

Fundamental: The CTA conducts deep research into fundamental supply and demand factors that drive futures markets and uses specialized models, data sources and other tools to construct expectations of fundamental value.

Sector Specialist: The CTA employs specialized knowledge, research and analysis systems to seek value from niche markets.

Within these three broad categories of managers, the CTAs may employ the following strategies: trend following, trend anticipation, reversion, breakout, pattern recognition, high-frequency trading, commodities trading, and fundamentally-based trading. The CTAs will execute their commodity trading strategies primarily by taking long and short positions in commodity futures or options on commodity futures. The CTAs may also use other types of derivatives including financial futures, options, forwards and swap contracts.

While there is no limit on the number of CTAs that the Fund may seek exposure to, under normal market conditions, the Advisor anticipates that the Fund will have exposure to between 6 and 15 CTAs. In selecting the CTAs, the Advisor considers a number of factors, including, but not limited to:

  Validity of strategy
  Historical performance
  Quality of investment process
  Organizational depth and stability
  Depth of professional resources
  Asset capacity
  Risk profile
  Vehicle quality
  Risk management

The Advisor monitors the CTAs on an ongoing basis and may adjust the Fund’s exposures from time to time. The Advisor seeks CTAs with well defined strategies that are expected to exhibit low correlation to traditional market indices. The Advisor also seeks CTAs that display deep knowledge of and experience with the markets in which they operate and an understanding of the risks associated with investing in those markets. The Advisor monitors the gross market exposures of each CTA in order to manage the Fund’s diversification in the commodities markets.

The Fund’s commodity investments include derivative instruments that provide exposure to CTAs selected by the Advisor and/or Underlying Vehicles managed by such CTAs. The Advisor currently intends to seek exposure to CTAs through a total return swap (the “Swap”), a type of derivative instrument, based on a customized index (the “Index”) designed to replicate the aggregate returns of the trading strategies of CTAs selected by the Advisor. The Advisor may add or remove CTAs from the Index or increase or decrease the weighting given to a CTA’s returns in the Index. The Swap will be based on a notional amount agreed to by the Advisor and the counterparty, which may be adjusted from time to time. The Fund will request cash from the counterparty on a periodic basis representing the increase in the swap value and the Fund will pay cash to the counterparty or post collateral in an amount representing the decrease in the swap value during the five-year term of the Swap. Interim cash payments made by the counterparty to the Fund will be subject to a fee. The Index is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as fixed and performance fees of the CTAs. Because the Index is designed to replicate the returns of CTAs selected by the Advisor, the performance of the Fund will depend on the ability of the CTAs to generate returns in excess of the costs of the Index. As of the date of this Prospectus, the costs of the Index include the fees of the counterparty and the fixed fees of the CTAs together aggregating no more than 1.80% of the notional amount of the Swap and may include a deduction for the performance fees of the individual CTAs in an amount not to exceed 20%. The deduction for performance fees in the Index will be based on the performance results of each individual CTA’s trading strategy represented in the Index. Accordingly, a performance fee for one or more CTA trading strategies represented in the Index may be deducted in calculating the Index even if the aggregate returns of the trading strategies of the CTAs are negative. The Fund may terminate the Swap on one days’ notice to the counterparty and the counterparty may terminate the Swap in certain instances.

The Fund is currently anticipated to have significant exposure to the commodities markets through the Swap. In addition to the Swap, the use of derivatives in Underlying Vehicles by the CTAs and any other commodity-linked derivative instruments invested in by the Fund, will also increase the Fund’s exposure to the commodities markets. The Advisor will typically manage the Fund to be fully exposed to the commodities markets, and, as a result, the Fund’s investment performance could be significantly impacted by movements in the commodities markets.

The Fund’s investments in the Swap, any Underlying Vehicles and other commodity-linked derivative instruments are made through William Blair CLS Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Underlying Vehicles through which the Subsidiary may invest may include one or more Underlying Vehicles that are wholly-owned subsidiaries of the Subsidiary. The Subsidiary may also hold fixed income securities, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. In accordance with federal income tax laws applicable to regulated investment companies, the Fund may only invest up to 25% of the value of its total assets in the Subsidiary. However, the Subsidiary’s investments in the Swap, Underlying Vehicles, which use derivatives, and investments in commodity-linked derivatives will provide the Fund with leveraged exposure to the commodities markets in an amount greater than 25% of the value of its total assets. The Advisor, as part of its overall advisory services to the Fund, manages the investment and reinvestment of the assets of the Subsidiary and administers the affairs of the Subsidiary. The Advisor receives no additional compensation for providing management and administrative services to the Subsidiary. In managing the assets of the Subsidiary, the Advisor applies the Fund’s investment policies and restrictions and the Fund’s compliance policies and procedures generally as if such assets were held directly by the Fund.

Fixed Income Investments. Assets not allocated to the Fund’s commodity investments will be invested in fixed income securities. The Fund’s fixed income securities will be U.S. dollar denominated and may include: (1) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) corporate debt securities issued by domestic or foreign companies; (3) mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities; and (4) money market instruments, including, but not limited to, those issued by domestic companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. The Fund may invest in money market mutual funds to the extent permitted by the Investment Company Act of 1940 and the rules and regulations thereunder.

The Fund generally will purchase investment grade fixed income securities rated in one of the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. However, the Fund may also purchase below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB.

In choosing fixed income securities for the Fund, the Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration. However, the Fund does not have limits on duration, and the Fund’s duration will change over time. Duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under an instrument are to be paid, rather than the instrument’s stated final maturity. When applied to the Fund, for example, a portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal risks of investing in the Fund. The Fund may be subject to the following risks directly through investment in individual securities or indirectly through various instruments, including derivative instruments or Underlying Vehicles.

The Fund involves a high level of risk and may not be appropriate for everyone. You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The Fund is not a complete investment program and you should only consider the Fund for the alternative portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Aggressive Investment Technique Risk. The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to investments in the Swap and Underlying Vehicles and the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may also include taking short positions or using other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage. These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

Market Risk. The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting commodities markets generally or particular segments of the commodities markets. The Advisor may favor commodity markets or asset classes that perform poorly relative to other commodity markets and asset classes. To the extent that the Subsidiary’s assets are invested in commodity markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Commodity Risk. Investing in the commodities markets and investing in commodity-linked derivative instruments, such as futures and swaps, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply related events in such countries could have a significant impact on the value of such commodities.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the commodity, security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of over-the-counter (“OTC”) derivatives subjects the Fund to credit risk of the counterparty. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money. As described in the Principal Investment Strategies section, the Fund will invest through the Subsidiary in the Swap. The Fund’s returns will be reduced or its losses will be increased by the costs associated with the Swap, which are the fees deducted by the counterparty in the calculation of the Index. The costs associated with the Swap are separate from the Fund’s operating expenses shown in the Annual Fund Operating Expenses table. In addition, there is the risk that the Swap may be terminated by the Fund or the counterparty in accordance with its terms or as a result of regulatory changes as described in Regulatory Risk below. If the Swap were to terminate, the Fund may be unable to implement its investment strategies with respect to commodities investments and the Fund may not be able to seek to achieve its investment objective.

Counterparty and Contractual Default Risk. The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund’s investing activities.

Subsidiary Risk. The Subsidiary is not registered under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) and is not subject to all the investor protections of the 1940 Act. By investing in the Subsidiary, the Fund is exposed to the risks associated with the Subsidiary’s investments. In addition, the Fund has agreed to guarantee the obligations of the Subsidiary to the Swap counterparty. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and could adversely affect the Fund.

Tax Risk. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income (“qualifying income”). The Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives, since income from commodity-linked derivatives may not constitute qualifying income to the Fund. Receipt of such income could cause the Fund to fail to qualify as a regulated investment company and be subject to U.S. federal income tax on its taxable income at corporate rates. The Fund has applied for a private letter ruling from the Internal Revenue Service (the “IRS”) confirming that income derived from the Fund’s investment in the Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Fund. The Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Subsidiary. If the IRS does not grant the private letter ruling request, there is a risk that the IRS could assert that income derived from the Fund’s investment in the Subsidiary does not constitute qualifying income to the Fund. Should the IRS take action that adversely affects the tax treatment of income derived from the Fund’s investment in the Subsidiary, the Fund could be limited in its ability to implement its current investment strategies and the Fund may need to significantly change its investment strategies, which could adversely affect the Fund. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-linked derivatives and income from the Subsidiary also may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Regulatory Risk. Future regulatory developments could impact the Fund’s ability to invest in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategies, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. There is a likelihood of future regulatory developments altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategies. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions (for example, the so-called “Volcker Rule” prescribed by the Dodd-Frank Act) could also prevent the Fund from using certain instruments, including the Swap.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, sets forth a new legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may invest. The Dodd-Frank Act grants significant new authority to the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”) to regulate OTC derivatives and market participants. The implementation of the provisions of the Dodd-Frank Act by the SEC and the CFTC could adversely affect the Fund’s ability to pursue its investment strategies.

Because it is a series of a registered investment company, the Fund is presently exempt from regulation as a “commodity pool operator” under CFTC Rule 4.5. However, the CFTC recently adopted amendments to CFTC Rule 4.5, which, when effective, will likely subject the Fund to regulation by the CFTC, and the Fund will likely be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements will likely increase Fund expenses. Certain of the rules that would apply to the Fund if it becomes subject to CFTC regulation have not yet been adopted, and it is unclear what the effect of those rules would be on the Fund if they are adopted.

Underlying Vehicle Risk. Each Underlying Vehicle is subject to specific risks, depending on the strategy and investment techniques employed by the CTA. These risks, as described herein, include Market Risk, Commodity Risk, Derivatives Risk and Aggressive Investment Technique Risk and may also include Swap Risk, Short Position Risk, Currency Risk, Foreign Investment and Emerging Markets Risk and Liquidity Risk. By investing in the Fund, shareholders of the Fund will indirectly bear the fees and expenses of any Underlying Vehicles, including fees paid to the CTAs, in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Vehicles and may be higher than other mutual funds that invest directly in the types of derivatives held by the Underlying Vehicles. CTAs will charge fees for the services they provide to the Underlying Vehicles. These fees may be fixed and/or performance-based. Fees charged by the CTAs typically are based on the leveraged account size and not the actual cash invested in the Underlying Vehicle. Fixed fees may range from 1% to 3%. Performance-based fees may range from 15% to 30% of each Underlying Vehicle’s returns and are computed for each Underlying Vehicle without regard to the performance of the Fund or other Underlying Vehicles. Accordingly, the Fund may pay a performance fee to a CTA with positive investment performance, even if the Fund’s overall returns are negative.

New Fund Risk. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversified Risk. The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings may have a significant impact on the overall performance of the Fund.

Currency Risk. The value of the Fund’s portfolio may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Short Position Risk. The Fund will incur a loss as a result of a short position in a financial instrument if the price of the financial instrument increases in value between the date the short position is established and the date on which the Fund enters into an offsetting transaction. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Foreign Investment Risk. The risks of foreign investments may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding taxes, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies.

Emerging Markets Risk. Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations.

Geographic Risk. To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Liquidity Risk. Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Credit Risk. The value of the Fund’s fixed income securities is subject to the ability of the issuers of such securities to make interest payments or payment at maturity. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Mortgage-Backed/Asset-Backed Securities Risk. The value of the Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets.

Income Risk. Income risk is the risk that the income received by the Fund may decrease as a result of a decline in interest rates.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Greater transaction costs and higher expenses as a result of portfolio turnover may negatively impact the Fund’s performance.

Private Placement Risk. Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversified Risk. The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings may have a significant impact on the overall performance of the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table showing the Fund’s annual returns and average annual total returns are not included because the Fund does not have annual returns for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund’s annual returns and average annual total returns are not included because the Fund does not have annual returns for a full calendar year.
Class I | William Blair Commodity Strategy Long/Short Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.40%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes a shareholder administration fee)	rr_OtherExpensesOverAssets	0.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.70%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	173
3 Years	rr_ExpenseExampleYear03	567
Institutional Class | William Blair Commodity Strategy Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR COMMODITY STRATEGY LONG/SHORT FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term risk-adjusted total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not available.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
The Fund currently intends to seek commodities exposure through a total return swap that will subject the Fund to additional costs not reflected in the Annual Fund Operating Expenses table. These costs, which are described in more detail on p. 3 of the prospectus, will affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until April 25, 2012.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment strategies seek to provide broad exposure to commodities, provide attractive risk-adjusted returns with low correlations to traditional asset classes, maintain the inflation protection of commodities investing and profit in both up and down commodity markets. The Fund invests primarily in derivative instruments (instruments whose values are based on, for example, indices, currencies or securities) and other investments that provide exposure to the commodity trading strategies of independent commodity trading advisors (“CTAs”) selected by William Blair & Company, L.L.C. (the “Advisor”), and fixed-income securities.

Commodity Investments. The Fund invests in commodities through derivative instruments that provide exposure to commodity trading strategies of CTAs selected by the Advisor and/or by investing in limited liability companies, limited partnerships, corporations and other pooled investment vehicles (collectively, “Underlying Vehicles”) managed by such CTAs. Commodities to which the Fund may have exposure include, but are not limited to, grains, meats, energies, metals, and softs (e.g., cotton, sugar or coffee). To a limited extent, the Fund may also invest in commodity-linked derivatives, such as futures, based on specific commodities or commodities indices and not tied to commodity trading strategies of CTAs. The derivative instruments in which the Fund invests, either directly or indirectly through investments in Underlying Vehicles, will be used as a substitute for direct investments in commodities.

CTAs to whom the Fund will have exposure will generally fall within one of the following three broad categories of managers:

Systematic: The CTA seeks to exploit trending behavior of futures markets over various time frames by utilizing quantitative systems.

Fundamental: The CTA conducts deep research into fundamental supply and demand factors that drive futures markets and uses specialized models, data sources and other tools to construct expectations of fundamental value.

Sector Specialist: The CTA employs specialized knowledge, research and analysis systems to seek value from niche markets.

Within these three broad categories of managers, the CTAs may employ the following strategies: trend following, trend anticipation, reversion, breakout, pattern recognition, high-frequency trading, commodities trading, and fundamentally-based trading. The CTAs will execute their commodity trading strategies primarily by taking long and short positions in commodity futures or options on commodity futures. The CTAs may also use other types of derivatives including financial futures, options, forwards and swap contracts.

While there is no limit on the number of CTAs that the Fund may seek exposure to, under normal market conditions, the Advisor anticipates that the Fund will have exposure to between 6 and 15 CTAs. In selecting the CTAs, the Advisor considers a number of factors, including, but not limited to:

  Validity of strategy
  Historical performance
  Quality of investment process
  Organizational depth and stability
  Depth of professional resources
  Asset capacity
  Risk profile
  Vehicle quality
  Risk management

The Advisor monitors the CTAs on an ongoing basis and may adjust the Fund’s exposures from time to time. The Advisor seeks CTAs with well defined strategies that are expected to exhibit low correlation to traditional market indices. The Advisor also seeks CTAs that display deep knowledge of and experience with the markets in which they operate and an understanding of the risks associated with investing in those markets. The Advisor monitors the gross market exposures of each CTA in order to manage the Fund’s diversification in the commodities markets.

The Fund’s commodity investments include derivative instruments that provide exposure to CTAs selected by the Advisor and/or Underlying Vehicles managed by such CTAs. The Advisor currently intends to seek exposure to CTAs through a total return swap (the “Swap”), a type of derivative instrument, based on a customized index (the “Index”) designed to replicate the aggregate returns of the trading strategies of CTAs selected by the Advisor. The Advisor may add or remove CTAs from the Index or increase or decrease the weighting given to a CTA’s returns in the Index. The Swap will be based on a notional amount agreed to by the Advisor and the counterparty, which may be adjusted from time to time. The Fund will request cash from the counterparty on a periodic basis representing the increase in the swap value and the Fund will pay cash to the counterparty or post collateral in an amount representing the decrease in the swap value during the five-year term of the Swap. Interim cash payments made by the counterparty to the Fund will be subject to a fee. The Index is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as fixed and performance fees of the CTAs. Because the Index is designed to replicate the returns of CTAs selected by the Advisor, the performance of the Fund will depend on the ability of the CTAs to generate returns in excess of the costs of the Index. As of the date of this Prospectus, the costs of the Index include the fees of the counterparty and the fixed fees of the CTAs together aggregating no more than 1.80% of the notional amount of the Swap and may include a deduction for the performance fees of the individual CTAs in an amount not to exceed 20%. The deduction for performance fees in the Index will be based on the performance results of each individual CTA’s trading strategy represented in the Index. Accordingly, a performance fee for one or more CTA trading strategies represented in the Index may be deducted in calculating the Index even if the aggregate returns of the trading strategies of the CTAs are negative. The Fund may terminate the Swap on one days’ notice to the counterparty and the counterparty may terminate the Swap in certain instances.

The Fund is currently anticipated to have significant exposure to the commodities markets through the Swap. In addition to the Swap, the use of derivatives in Underlying Vehicles by the CTAs and any other commodity-linked derivative instruments invested in by the Fund, will also increase the Fund’s exposure to the commodities markets. The Advisor will typically manage the Fund to be fully exposed to the commodities markets, and, as a result, the Fund’s investment performance could be significantly impacted by movements in the commodities markets.

The Fund’s investments in the Swap, any Underlying Vehicles and other commodity-linked derivative instruments are made through William Blair CLS Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Underlying Vehicles through which the Subsidiary may invest may include one or more Underlying Vehicles that are wholly-owned subsidiaries of the Subsidiary. The Subsidiary may also hold fixed income securities, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. In accordance with federal income tax laws applicable to regulated investment companies, the Fund may only invest up to 25% of the value of its total assets in the Subsidiary. However, the Subsidiary’s investments in the Swap, Underlying Vehicles, which use derivatives, and investments in commodity-linked derivatives will provide the Fund with leveraged exposure to the commodities markets in an amount greater than 25% of the value of its total assets. The Advisor, as part of its overall advisory services to the Fund, manages the investment and reinvestment of the assets of the Subsidiary and administers the affairs of the Subsidiary. The Advisor receives no additional compensation for providing management and administrative services to the Subsidiary. In managing the assets of the Subsidiary, the Advisor applies the Fund’s investment policies and restrictions and the Fund’s compliance policies and procedures generally as if such assets were held directly by the Fund.

Fixed Income Investments. Assets not allocated to the Fund’s commodity investments will be invested in fixed income securities. The Fund’s fixed income securities will be U.S. dollar denominated and may include: (1) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) corporate debt securities issued by domestic or foreign companies; (3) mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities; and (4) money market instruments, including, but not limited to, those issued by domestic companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. The Fund may invest in money market mutual funds to the extent permitted by the Investment Company Act of 1940 and the rules and regulations thereunder.

The Fund generally will purchase investment grade fixed income securities rated in one of the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. However, the Fund may also purchase below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB.

In choosing fixed income securities for the Fund, the Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration. However, the Fund does not have limits on duration, and the Fund’s duration will change over time. Duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under an instrument are to be paid, rather than the instrument’s stated final maturity. When applied to the Fund, for example, a portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a summary of the principal risks of investing in the Fund. The Fund may be subject to the following risks directly through investment in individual securities or indirectly through various instruments, including derivative instruments or Underlying Vehicles.

The Fund involves a high level of risk and may not be appropriate for everyone. You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The Fund is not a complete investment program and you should only consider the Fund for the alternative portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Aggressive Investment Technique Risk. The Fund may use investment techniques and financial instruments that may be considered aggressive, including but not limited to investments in the Swap and Underlying Vehicles and the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. Such techniques may also include taking short positions or using other techniques that are intended to provide inverse exposure to a particular market or other asset class, as well as leverage. These techniques may expose the Fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings.

Market Risk. The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting commodities markets generally or particular segments of the commodities markets. The Advisor may favor commodity markets or asset classes that perform poorly relative to other commodity markets and asset classes. To the extent that the Subsidiary’s assets are invested in commodity markets or asset classes that underperform the general stock market, the Fund would perform poorly relative to a portfolio invested primarily in the general stock market.

Commodity Risk. Investing in the commodities markets and investing in commodity-linked derivative instruments, such as futures and swaps, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply related events in such countries could have a significant impact on the value of such commodities.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the commodity, security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of over-the-counter (“OTC”) derivatives subjects the Fund to credit risk of the counterparty. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money. As described in the Principal Investment Strategies section, the Fund will invest through the Subsidiary in the Swap. The Fund’s returns will be reduced or its losses will be increased by the costs associated with the Swap, which are the fees deducted by the counterparty in the calculation of the Index. The costs associated with the Swap are separate from the Fund’s operating expenses shown in the Annual Fund Operating Expenses table. In addition, there is the risk that the Swap may be terminated by the Fund or the counterparty in accordance with its terms or as a result of regulatory changes as described in Regulatory Risk below. If the Swap were to terminate, the Fund may be unable to implement its investment strategies with respect to commodities investments and the Fund may not be able to seek to achieve its investment objective.

Counterparty and Contractual Default Risk. The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund’s investing activities.

Subsidiary Risk. The Subsidiary is not registered under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) and is not subject to all the investor protections of the 1940 Act. By investing in the Subsidiary, the Fund is exposed to the risks associated with the Subsidiary’s investments. In addition, the Fund has agreed to guarantee the obligations of the Subsidiary to the Swap counterparty. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and could adversely affect the Fund.

Tax Risk. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income (“qualifying income”). The Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives, since income from commodity-linked derivatives may not constitute qualifying income to the Fund. Receipt of such income could cause the Fund to fail to qualify as a regulated investment company and be subject to U.S. federal income tax on its taxable income at corporate rates. The Fund has applied for a private letter ruling from the Internal Revenue Service (the “IRS”) confirming that income derived from the Fund’s investment in the Subsidiary will constitute qualifying income to the Fund. The IRS has currently suspended the issuance of such private letter rulings. There can be no assurance that the IRS will grant the private letter ruling requested by the Fund. The Fund currently is relying on advice of tax counsel with respect to the tax treatment of income from the Subsidiary. If the IRS does not grant the private letter ruling request, there is a risk that the IRS could assert that income derived from the Fund’s investment in the Subsidiary does not constitute qualifying income to the Fund. Should the IRS take action that adversely affects the tax treatment of income derived from the Fund’s investment in the Subsidiary, the Fund could be limited in its ability to implement its current investment strategies and the Fund may need to significantly change its investment strategies, which could adversely affect the Fund. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-linked derivatives and income from the Subsidiary also may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Regulatory Risk. Future regulatory developments could impact the Fund’s ability to invest in certain derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategies, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. There is a likelihood of future regulatory developments altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. It is possible that legislative and regulatory activity could limit or restrict the ability of the Fund to use certain instruments as a part of its investment strategies. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions (for example, the so-called “Volcker Rule” prescribed by the Dodd-Frank Act) could also prevent the Fund from using certain instruments, including the Swap.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, sets forth a new legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Fund may invest. The Dodd-Frank Act grants significant new authority to the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”) to regulate OTC derivatives and market participants. The implementation of the provisions of the Dodd-Frank Act by the SEC and the CFTC could adversely affect the Fund’s ability to pursue its investment strategies.

Because it is a series of a registered investment company, the Fund is presently exempt from regulation as a “commodity pool operator” under CFTC Rule 4.5. However, the CFTC recently adopted amendments to CFTC Rule 4.5, which, when effective, will likely subject the Fund to regulation by the CFTC, and the Fund will likely be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements will likely increase Fund expenses. Certain of the rules that would apply to the Fund if it becomes subject to CFTC regulation have not yet been adopted, and it is unclear what the effect of those rules would be on the Fund if they are adopted.

Underlying Vehicle Risk. Each Underlying Vehicle is subject to specific risks, depending on the strategy and investment techniques employed by the CTA. These risks, as described herein, include Market Risk, Commodity Risk, Derivatives Risk and Aggressive Investment Technique Risk and may also include Swap Risk, Short Position Risk, Currency Risk, Foreign Investment and Emerging Markets Risk and Liquidity Risk. By investing in the Fund, shareholders of the Fund will indirectly bear the fees and expenses of any Underlying Vehicles, including fees paid to the CTAs, in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Vehicles and may be higher than other mutual funds that invest directly in the types of derivatives held by the Underlying Vehicles. CTAs will charge fees for the services they provide to the Underlying Vehicles. These fees may be fixed and/or performance-based. Fees charged by the CTAs typically are based on the leveraged account size and not the actual cash invested in the Underlying Vehicle. Fixed fees may range from 1% to 3%. Performance-based fees may range from 15% to 30% of each Underlying Vehicle’s returns and are computed for each Underlying Vehicle without regard to the performance of the Fund or other Underlying Vehicles. Accordingly, the Fund may pay a performance fee to a CTA with positive investment performance, even if the Fund’s overall returns are negative.

New Fund Risk. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversified Risk. The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings may have a significant impact on the overall performance of the Fund.

Currency Risk. The value of the Fund’s portfolio may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Short Position Risk. The Fund will incur a loss as a result of a short position in a financial instrument if the price of the financial instrument increases in value between the date the short position is established and the date on which the Fund enters into an offsetting transaction. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Foreign Investment Risk. The risks of foreign investments may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding taxes, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies.

Emerging Markets Risk. Foreign investment risk is typically intensified in emerging markets, which are the less developed and developing nations.

Geographic Risk. To the extent that the Fund invests a significant portion of its assets in any one country, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries in which it invests. Investing in any one country makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country.

Liquidity Risk. Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Credit Risk. The value of the Fund’s fixed income securities is subject to the ability of the issuers of such securities to make interest payments or payment at maturity. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. The value of the Fund’s securities tends to decrease when interest rates rise and tends to increase when interest rates fall. Securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

Mortgage-Backed/Asset-Backed Securities Risk. The value of the Fund’s mortgage-backed or asset-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the market’s assessment of the quality of underlying assets.

Income Risk. Income risk is the risk that the income received by the Fund may decrease as a result of a decline in interest rates.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Greater transaction costs and higher expenses as a result of portfolio turnover may negatively impact the Fund’s performance.

Private Placement Risk. Investments in private placements may be difficult to sell at the time and at the price desired by the Fund; companies making private placements may make less information available than publicly offered companies; and privately placed securities are more difficult to value than publicly traded securities. These factors may have a negative effect on the performance of the Fund. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversified Risk. The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings may have a significant impact on the overall performance of the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table showing the Fund’s annual returns and average annual total returns are not included because the Fund does not have annual returns for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund’s annual returns and average annual total returns are not included because the Fund does not have annual returns for a full calendar year.
Institutional Class | William Blair Commodity Strategy Long/Short Fund | Institutional Class
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.40%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes a shareholder administration fee)	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	521

[1]	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until April 25, 2012.
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.95% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on April 25, 2012 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.
[3]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.70% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on April 25, 2012 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.
[4]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Institutional Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.55% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on April 25, 2012 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.